Tax credits and grants receivable - Disclosure Details Of Tax Credits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of Tax Credits and Grants Receivable
Beginning balance	$ 755
Tax credits and grants recognized in net loss	602	$ 749
Tax Credits And Grants Received	(922)
Effect of change in exchange rates	6	6
Ending balance	$ 441	$ 755